Fair Value Measurements (Tables)	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of fair value on a recurring basis
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – U.S. Treasury Securities	$206,498,802	$—	$—
Liabilities:
Derivative warrant liabilities – Public warrants	—	—	13,319,250
Derivative warrant liabilities – Private placement warrants	—	—	7,907,700
Total Fair Value	$206,498,802	—	$21,226,950

	Fair Value Measured as of September 30, 2021
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – Money Market Fund	$206,563,051	$—	$—
Liabilities:
Derivative warrant liabilities – Public warrants	8,673,000	—	—
Derivative warrant liabilities – Private placement warrants	—	5,149,200	—
Total Fair Value	$215,236,051	$5,149,200	$—
	Fair Value Measured as of December 31, 2020
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – Money Market Fund	$206,498,802	$—	$—
Liabilities:
Derivative warrant liabilities – Public warrants	—	—	13,319,250
Derivative warrant liabilities – Private placement warrants	—	—	7,907,700
Total Fair Value	$206,498,802	$—	$21,226,950

Schedule of quantitative information regarding Level 3 fair value measurements inputs
	November 24, 2020	December 31, 2020
Exercise price	$11.50	$11.50
Stock price	$9.38	$9.65
Term (yrs)	5.5	5.5
Volatility	25.0%	25.0%
Risk-free rate	0.50%	0.50%

Schedule of change in fair value of derivative warrant liabilities measured with Level 3 inputs
Derivative warrant liabilities at September 9, 2020 (inception)	$—
Issuance of Public and Private Warrants	19,416,900
Change in fair value of derivative warrant liabilities	1,810,050
Derivative warrant liabilities at December 31, 2020	$21,226,950

Level 3 derivative warrant liabilities at January 1, 2021	$21,226,950
Transfer of Public Warrants and Private Placement Warrants from Level 3:	(21,226,950)
Level 3 derivative warrant liabilities at September 30, 2021	$—